Discontinued Operations	11 Months Ended
Feb. 02, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations

During the fourth quarter of fiscal 2012, we commenced discontinued operations presentation. The presentation of discontinued operations has been retrospectively applied to all prior periods presented. Discontinued operations comprise the following:

Domestic Segment

Speakeasy

During the second quarter of fiscal 2011, we completed the sale of Speakeasy to Covad Communications. Speakeasy's operations primarily comprised internet-based telephony services. In consideration for the sale of Speakeasy, Best Buy received cash consideration and a minority equity interest in the combined operations. We do not exercise significant influence over the combined operations. Based upon the fair value of the consideration received and the carrying value of Speakeasy at closing, we recorded a pre-tax gain on sale of $7 million in the second quarter of fiscal 2011.

Napster

During the third quarter of fiscal 2012, we sold certain assets comprising the domestic operations of Napster, Inc. to Rhapsody International and ceased operations in the U.S. Napster's operations comprised digital media download and streaming services in the U.S. In consideration for the sale of these assets, Best Buy received a minority investment in Rhapsody International. We do not exercise significant influence over Rhapsody International.

International Segment

Best Buy China

During the fourth quarter of fiscal 2011, we announced the restructuring of our eight large-format Best Buy branded stores in China. The closure of Best Buy branded stores was completed in the first quarter of fiscal 2012. Our fiscal 2011 restructuring activities included plans to restructure the large-format Best Buy branded stores in China.

Best Buy Turkey

During the fourth quarter of fiscal 2011, we announced the closure of our two large-format Best Buy branded stores in Turkey. The exit activities were completed during the second quarter of fiscal 2012, at which time we recorded a $4 million pre-tax gain on the sale of certain assets related to the stores.

Best Buy Europe

During the third quarter of fiscal 2012, we announced the closure of our 11 large-format Best Buy branded stores in the U.K. We completed the exit activities associated with these stores during the fourth quarter of fiscal 2012.

During the fourth quarter of fiscal 2012, Best Buy Europe sold its retail business in Belgium, consisting of 82 small-format The Phone House stores, to Belgacom S.A. As a result of the sale, a pre-tax gain of $5 million was recorded in fiscal 2012.

On April 29, 2013, we entered into a definitive agreement with CPW to sell our 50% ownership interest in Best Buy Europe to CPW in return for net proceeds of £471 million ($733 million based on the exchange rates in effect at May 4, 2013). Net proceeds represent a sale price of £500 million less £29 million of costs we have agreed to pay CPW in satisfaction of obligations under existing agreements, and will be in the form of cash, deferred cash and CPW ordinary shares. The transaction is subject to approval of CPW shareholders and certain European regulators. We expect the transaction to be completed in the second quarter of fiscal 2014.

The financial results of discontinued operations for fiscal 2013 (11-month), 2012 and 2011 were as follows ($ in millions):

	11-Month	12-Month
	2013	2012	2011

Revenue	$5,138	$5,639	$5,840

Restructuring charges(1)	34	239	75

Gain (loss) from discontinued operations before income tax benefit	13	(1,521)	(169)
Income tax benefit	38	122	70
Equity in loss of affiliates	(5)	(3)	—
Net gain (loss) from discontinued operations including noncontrolling interests	46	(1,402)	(99)
Net earnings from discontinued operations attributable to noncontrolling interests	(19)	(1,250)	(87)
Net gain (loss) from discontinued operations attributable to Best Buy Co., Inc. shareholders	$27	$(2,652)	$(186)

(1)	See Note 7, Restructuring Charges, for further discussion of the restructuring charges associated with discontinued operations.